Geographic and Segment Information (Details Narrative) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2019 USD ($) segment	Dec. 31, 2018 USD ($) ReportableSegments	Dec. 31, 2017 USD ($)
Number of reportable operating segment	3	3
Assets, Noncurrent	$ 24,848	$ 25,778	$ 42,400
Concentration risk percentage		10.00%
U [S]
Assets, Noncurrent	$ 24,400	$ 25,800	$ 24,400
Percentage of assets (as a percent)	100.00%	100.00%	58.00%